Stock appreciation rights (SARs) - Cost related to non vested awards (Details) - Stock Appreciation Rights (SARs) [Member]	Sep. 30, 2019 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2019	$ 1,496,171
2020	1,262,129
2021	373,333
2022	62,222
Total	$ 3,193,855